Share Capital (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 1	27,095,068
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 2	24,445,706
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 3	$ 0.414
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 4	12,325,008
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 5	11,088,539
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 6	1,032,159
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 7	$ 1,168
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 8	2,833
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 9	13
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 10	73
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 11	265
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 12	7,250,000
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 13	10.00%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 14	10.00%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 15	8,449,993
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 16	11,450,000
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 17	1,780,000
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 18	$ 0.10
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 19	223
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 20	233
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 21	1,612
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 22	223
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 23	426
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 24	1,281
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 25	0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 26	(193)
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 27	$ 331
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 28	359,635,408
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 29	359,635,408
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 30	24,445,706
Share Capital (expressed In Canadian $000's Except Per Share Amounts) 31	14,290,250